Quarterly Holdings Report
for
Fidelity® Michigan Municipal Income Fund
September 30, 2023
MIR-NPRT3-1123
1.807731.119
Municipal Bonds - 94.0%
	Principal Amount (a)	Value ($)
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	600,000	600,000
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	400,000	400,000
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/44	1,000,000	950,879
TOTAL GUAM		1,950,879
Michigan - 91.9%
Ann Arbor Pub. School District Series 2023, 4% 5/1/40	3,000,000	2,769,473
Bloomfield Hills Schools District:
Series 2020, 4% 5/1/50	1,500,000	1,308,833
Series 2023, 5% 5/1/41	1,000,000	1,030,472
Byron Ctr. Pub. Schools Series 2023 II, 5.25% 5/1/53	3,570,000	3,668,171
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,012,768
5% 5/1/33	1,000,000	1,011,778
5% 5/1/34	1,075,000	1,085,534
Detroit Downtown Dev. Auth. Tax Series A:
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,340,000	1,346,661
5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	1,775,000	1,780,203
Detroit Gen. Oblig.:
Series 2020:
5.5% 4/1/35	1,040,000	1,083,595
5.5% 4/1/36	435,000	451,581
5.5% 4/1/37	465,000	479,100
5.5% 4/1/38	490,000	500,924
Series 2021 A:
5% 4/1/37	1,875,000	1,878,678
5% 4/1/39	1,210,000	1,185,834
Series 2023 C, 6% 5/1/43	1,500,000	1,581,426
Detroit Swr. Disp. Rev.:
Series 2001 B, 5.5% 7/1/29 (Assured Guaranty Corp. Insured) (FGIC Insured)	25,000	25,625
Series 2006, 5% 7/1/36	10,000	10,009
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (Assured Guaranty Muni. Corp. Insured)	735,000	765,966
5% 4/1/34 (Assured Guaranty Muni. Corp. Insured)	520,000	538,285
5% 4/1/35 (Assured Guaranty Muni. Corp. Insured)	500,000	514,526
Farmington Pub. School District Gen. Oblig. Series 2020, 4% 5/1/40	3,000,000	2,734,604
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	1,508,184
4% 7/1/41	1,395,000	1,108,049
Gerald R. Ford Int'l. Arpt. Auth. Rev. Series 2021:
5% 1/1/26 (b)	225,000	229,599
5% 1/1/27 (b)	325,000	334,550
5% 1/1/28 (b)	235,000	243,924
5% 1/1/29 (b)	525,000	547,648
5% 1/1/30 (b)	425,000	446,224
5% 1/1/31 (b)	725,000	766,074
5% 1/1/32 (b)	725,000	770,755
5% 1/1/33 (b)	1,000,000	1,062,978
5% 1/1/34 (b)	1,000,000	1,062,241
5% 1/1/35 (b)	850,000	900,020
5% 1/1/36 (b)	600,000	630,786
5% 1/1/37 (b)	700,000	729,030
5% 1/1/38 (b)	1,170,000	1,203,958
5% 1/1/39 (b)	1,000,000	1,025,108
5% 1/1/40 (b)	1,000,000	1,017,338
5% 1/1/41 (b)	1,100,000	1,119,814
5% 1/1/46 (b)	2,000,000	2,006,725
Grand Rapids Pub. Schools:
Series 2017, 5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	480,000	498,569
Series 2019:
5% 11/1/39 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,230,766
5% 11/1/41 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,320,936
Grand Rapids San. Swr. Sys. Rev. Series 2018:
5% 1/1/33	250,000	263,005
5% 1/1/34	550,000	574,863
5% 1/1/35	400,000	418,166
5% 1/1/38	655,000	670,830
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	255,189
5% 1/1/32	320,000	326,573
5% 1/1/33	550,000	561,060
5% 1/1/34	500,000	510,162
5% 1/1/35	920,000	938,699
Grand Traverse County Hosp. Fin. Auth.:
Series 2019 A:
5% 7/1/44	1,110,000	1,079,804
5% 7/1/49	2,615,000	2,472,135
Series 2021, 3% 7/1/51	1,500,000	932,420
Grand Valley Michigan State Univ. Rev. Series 2018:
5% 12/1/34	1,075,000	1,102,289
5% 12/1/35	1,225,000	1,250,329
5% 12/1/37	1,375,000	1,386,553
5% 12/1/38	875,000	879,923
5% 12/1/43	1,400,000	1,390,065
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	921,447
4% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,191,675
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/27	15,000	15,416
Series 2018 A, 5% 7/1/43	10,000,000	10,085,885
Series 2018 B, 5% 7/1/29	15,000	16,047
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5.25% 7/1/35	2,000,000	2,065,508
Series 2020 B:
5% 7/1/45	1,850,000	1,858,688
5% 7/1/49	1,300,000	1,286,072
Grosse Pointe Pub. School Sys. Series 2019, 5% 5/1/39	1,000,000	1,034,769
Holland School District Series 2023 II:
4% 11/1/39	1,855,000	1,719,919
4% 11/1/40	1,915,000	1,767,967
Kalamazoo County Mich Series 2021, 2% 5/1/38	1,660,000	1,120,260
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	1,985,000	1,833,581
4% 5/15/36 (Pre-Refunded to 5/15/26 @ 100)	15,000	15,059
5% 5/15/28	775,000	789,592
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	5,000	5,143
5% 5/15/30	4,970,000	5,047,041
5% 5/15/30 (Pre-Refunded to 5/15/26 @ 100)	30,000	30,858
Kentwood Econ. Dev. Corp.:
Series 2021, 4% 11/15/45	500,000	354,393
Series 2022:
4% 11/15/31	1,000,000	888,305
4% 11/15/43	2,250,000	1,637,606
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (c)	2,000,000	1,785,601
Lansing Mich Series 2023 B, 4% 6/1/40 (Assured Guaranty Muni. Corp. Insured)	4,810,000	4,384,514
Lincoln Consolidated School District Series 2016 A:
5% 5/1/29	1,430,000	1,462,383
5% 5/1/31	500,000	511,323
5% 5/1/32	1,000,000	1,022,400
Macomb Interceptor Drain Drainage District Series 2017 A, 5% 5/1/34	1,750,000	1,813,177
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	793,059
5% 7/1/30	900,000	913,905
5% 7/1/31	780,000	790,842
5% 7/1/32	1,000,000	1,012,611
5% 7/1/33	705,000	712,802
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series I, 3% 10/15/45	6,000,000	4,218,512
Series 2021 I, 3% 10/15/51	1,770,000	1,176,700
Series 2022 I, 5.25% 10/15/57	2,000,000	2,068,788
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/33	3,250,000	3,387,694
5% 11/1/35	1,000,000	1,039,351
5% 11/1/36	1,250,000	1,297,567
5% 11/1/37	1,500,000	1,542,301
5% 11/1/38	1,595,000	1,628,130
(Detroit Wtr. And Sewerage Dept. Sewage Disp. Sys. Rev. And Rev. Rfdg. Local Proj. Bonds) Series 2014 C3, 5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	6,000,000	6,035,519
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj. Bonds) Series 2015, 5% 7/1/30	10,000	10,128
(Kalamazoo College Proj.) Series 2018:
4% 12/1/36	790,000	712,608
4% 12/1/47	2,610,000	2,116,148
(Lawrence Technological Univ. Proj.) Series 2017, 5% 2/1/47	3,195,000	2,676,332
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	737,508
5% 12/1/37	3,270,000	3,319,931
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (c)	4,190,000	3,565,681
Series 2016 E1, 4%, tender 8/15/24 (c)	1,335,000	1,331,082
Series 2014 H1, 5% 10/1/39	4,725,000	4,643,593
Series 2015 C:
5% 7/1/26	570,000	577,491
5% 7/1/27	1,465,000	1,485,979
5% 7/1/28	1,500,000	1,522,491
Series 2015 D1:
5% 7/1/34	1,250,000	1,264,697
5% 7/1/35	505,000	509,922
Series 2015 D2, 5% 7/1/34	1,000,000	1,011,799
Series 2016:
5% 11/15/28	2,655,000	2,702,389
5% 1/1/29	1,000,000	1,017,236
5% 11/15/29	2,950,000	3,001,898
5% 1/1/30	1,000,000	1,017,065
5% 1/1/31	1,170,000	1,190,460
5% 1/1/32	1,895,000	1,927,546
5% 1/1/33	1,915,000	1,947,918
5% 1/1/34	2,135,000	2,173,405
5% 11/15/34	1,135,000	1,154,252
5% 11/15/41	4,710,000	4,674,773
Series 2019 A:
3% 12/1/49	2,000,000	1,352,748
4% 2/15/44	2,500,000	2,184,778
4% 12/1/49	8,180,000	6,928,983
4% 2/15/50	4,000,000	3,303,488
5% 11/15/48	9,865,000	9,556,153
Series 2019 MI1, 5% 12/1/48	2,000,000	1,948,055
Series 2020 A:
4% 6/1/35	2,000,000	1,965,298
4% 6/1/37	2,000,000	1,906,264
4% 6/1/40	2,000,000	1,843,750
4% 6/1/49	4,250,000	3,628,181
Series 2020:
4% 11/1/55	2,500,000	2,005,361
5% 6/1/40	3,000,000	3,061,260
Series 2021:
3% 9/1/50	2,320,000	1,410,067
5% 9/1/38	1,270,000	1,273,650
Series 2022:
4% 2/1/27	185,000	175,617
4% 2/1/32	285,000	254,966
4% 2/1/42	1,120,000	842,866
4% 4/15/42	2,000,000	1,788,837
4% 12/1/51	1,100,000	789,197
Series 2023, 5% 11/1/37	2,000,000	1,930,727
Michigan Gen. Oblig. Series 2020 A, 4% 5/15/40	500,000	469,283
Michigan Hosp. Fin. Auth. Rev.:
Series 2010 F, 4% 11/15/47	290,000	244,380
Series 2010 F4, 5% 11/15/47	5,050,000	5,011,680
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2018 A, 3.8% 10/1/38	3,965,000	3,481,390
Series 2019 A1, 3.35% 10/1/49	3,000,000	2,140,130
Series 2020 A1, 0.65% 10/1/24	225,000	216,693
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	2,430,000	2,357,243
Series 2020 C, 3% 6/1/51	2,865,000	2,705,634
Series 2021 A, 3% 6/1/52	3,140,000	2,952,268
Series 2022 A, 5% 6/1/53	2,370,000	2,379,993
Series 2022 D, 5.5% 6/1/53	2,475,000	2,530,813
Series 2023 B, 5.75% 6/1/54	2,000,000	2,071,190
Series A:
3.5% 12/1/50	3,195,000	3,069,419
4% 12/1/48	905,000	888,481
Series C, 4.25% 6/1/49	2,045,000	2,013,570
Michigan State Hsg. Dev. Auth. Series 2021 A:
0.55% 4/1/25	2,750,000	2,585,246
2.125% 10/1/36	1,775,000	1,269,553
2.45% 10/1/46	2,000,000	1,215,288
2.55% 10/1/51	1,920,000	1,114,660
Michigan State Univ. Revs. Series 2019 C, 4% 2/15/44	1,500,000	1,351,070
Michigan Strategic Fund Ltd. Oblig. Rev.:
(I-75 Impt. Proj.):
Series 2017, 5% 6/30/25 (b)	1,100,000	1,095,363
Series 2018:
4.25% 12/31/38 (Assured Guaranty Muni. Corp. Insured) (b)	840,000	777,319
5% 12/31/25 (b)	1,260,000	1,265,066
5% 12/31/26 (b)	490,000	494,153
5% 12/31/28 (b)	335,000	340,897
5% 6/30/29 (b)	35,000	35,592
5% 12/31/30 (b)	4,080,000	4,147,856
5% 12/31/31 (b)	2,800,000	2,850,217
(The Detroit Edison Co. Exempt Facilities Proj.) Series 2008 ET2, 1.35% 8/1/29	2,000,000	1,641,886
(The Detroit Edison Co. Poll. Cont. Bonds Proj.) Series 1995 CC, 1.45% 9/1/30	2,000,000	1,593,240
Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	6,000,000	5,822,276
(DTE Elec. Co. Exempt Facilities Proj.) Series 2023 DT, 3.875%, tender 6/3/30 (b)(c)	5,000,000	4,767,828
(Graphic Packaging Int'l., LLC Coated Recycled Board Machine Proj.) Series 2021, 4%, tender 10/1/26 (b)(c)	5,000,000	4,906,009
Series 2020:
4% 5/15/27	565,000	536,629
5% 5/15/44	1,500,000	1,249,298
Michigan Technological Univ. Series 2021, 4% 10/1/46	2,835,000	2,357,183
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/45	1,500,000	1,348,728
Northern Michigan Univ. Revs. Series 2021:
4% 6/1/39	900,000	776,834
4% 6/1/40	500,000	426,059
4% 6/1/41	1,385,000	1,164,401
4% 6/1/46	1,850,000	1,513,935
5% 6/1/32	375,000	403,607
5% 6/1/33	365,000	391,697
5% 6/1/34	375,000	403,148
5% 6/1/35	375,000	402,121
5% 6/1/36	400,000	425,162
5% 6/1/37	675,000	711,930
Novi Cmnty. School District Series I, 5% 5/1/44	1,175,000	1,197,643
Oakland Univ. Rev.:
Series 2014:
5% 3/1/28	335,000	335,322
5% 3/1/29	525,000	525,569
Series 2016:
5% 3/1/28	1,150,000	1,174,818
5% 3/1/41	1,475,000	1,479,251
Series 2022 B:
5% 3/1/36	1,135,000	1,192,466
5% 3/1/37	1,265,000	1,307,845
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	2,546,191
5% 11/1/34	1,250,000	1,269,433
Series 2019, 4% 11/1/38	2,000,000	1,853,937
Series 2021, 4% 11/1/42	1,000,000	893,038
Ravenna Pub. Schools Gen. Oblig. Series 2021, 4% 5/1/51	2,140,000	1,799,657
Rochester Cmnty. School District Series I, 5% 5/1/31	1,500,000	1,539,883
Saginaw City School District Series 2021, 4% 5/1/47	3,000,000	2,591,451
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
4% 7/1/36	770,000	713,657
4% 7/1/37	820,000	744,926
4% 7/1/39	1,430,000	1,256,783
4% 7/1/40	490,000	425,131
Warren Consolidated School District:
Series 2016:
5% 5/1/34	5,630,000	5,717,524
5% 5/1/35	1,250,000	1,266,086
Series 2017, 4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	499,654
Series 2018, 5% 5/1/32	1,100,000	1,143,612
Wayne County Arpt. Auth. Rev.:
Series 2014 C:
5% 12/1/29 (b)	720,000	719,407
5% 12/1/31 (b)	860,000	858,832
Series 2015 D, 5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	8,165,000	8,192,234
Series 2015 G, 5% 12/1/36	5,760,000	5,788,585
Series 2017 A:
5% 12/1/37	545,000	553,977
5% 12/1/42	1,455,000	1,463,393
Series 2017 B, 5% 12/1/47 (b)	450,000	443,045
Series 2018 B, 5% 12/1/48 (b)	5,000,000	4,920,307
Series 2018 D:
5% 12/1/30 (b)	4,365,000	4,466,811
5% 12/1/31 (b)	2,825,000	2,890,618
5% 12/1/32 (b)	2,945,000	3,013,172
Series 2021 A:
5% 12/1/36	1,000,000	1,053,149
5% 12/1/37	1,500,000	1,566,364
5% 12/1/38	1,250,000	1,299,804
Series 2021 B:
5% 12/1/35 (b)	1,225,000	1,258,542
5% 12/1/37 (b)	1,520,000	1,534,166
5% 12/1/46 (b)	1,280,000	1,268,007
Series 2023 B:
5.25% 12/1/37 (Assured Guaranty Muni. Corp. Insured) (b)(d)	1,000,000	1,037,412
5.25% 12/1/38 (Assured Guaranty Muni. Corp. Insured) (b)(d)	900,000	929,787
5.5% 12/1/39 (Assured Guaranty Muni. Corp. Insured) (b)(d)	635,000	667,234
5.5% 12/1/41 (Assured Guaranty Muni. Corp. Insured) (b)(d)	1,685,000	1,763,201
5.5% 12/1/42 (Assured Guaranty Muni. Corp. Insured) (b)(d)	800,000	833,816
5.5% 12/1/43 (Assured Guaranty Muni. Corp. Insured) (b)(d)	675,000	702,075
Series 2023 D, 5.25% 12/1/37 (Assured Guaranty Muni. Corp. Insured) (b)(d)	900,000	934,404
Wayne State Univ. Revs.:
Series 2019 A:
4% 11/15/38	1,000,000	933,192
4% 11/15/39	800,000	744,255
Series 2023 A:
4% 11/15/39 (Build America Mutual Assurance Insured)	2,000,000	1,846,966
4% 11/15/40 (Build America Mutual Assurance Insured)	1,500,000	1,374,630
5% 11/15/37 (Build America Mutual Assurance Insured)	1,000,000	1,069,073
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/28	650,000	655,339
5% 11/15/29	750,000	755,834
5% 11/15/30	855,000	861,093
5% 11/15/31	700,000	704,229
Series 2015 A:
5% 11/15/26	1,000,000	1,014,796
5% 11/15/28	2,505,000	2,533,843
Series 2019 A, 5% 11/15/44	2,000,000	2,005,322
Series 2021 A:
5% 11/15/31 (Assured Guaranty Muni. Corp. Insured)	150,000	159,246
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	300,000	316,847
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	400,000	420,164
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	400,000	413,623
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	625,000	638,468
5% 11/15/40 (Assured Guaranty Muni. Corp. Insured)	635,000	642,628
5% 11/15/51 (Assured Guaranty Muni. Corp. Insured)	5,000,000	4,847,907
5% 11/15/53 (Assured Guaranty Muni. Corp. Insured)	4,100,000	3,941,626
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,340,020
5% 5/1/32	2,000,000	2,051,695
TOTAL MICHIGAN		418,083,808
Puerto Rico - 1.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,643,730	968,759
5.625% 7/1/27	195,000	200,102
5.625% 7/1/29	595,000	614,818
5.75% 7/1/31	1,410,000	1,472,493
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,340,000	1,397,556
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	195,000	170,319
5% 7/1/30	845,000	871,456
5% 7/1/32	360,000	371,867
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	1,780,000	1,594,281
TOTAL PUERTO RICO		7,661,651
TOTAL MUNICIPAL BONDS (Cost $474,527,684)		427,696,338

Municipal Notes - 3.3%
	Principal Amount (a)	Value ($)
Michigan - 3.3%
Michigan Fin. Auth. Rev. Series 2016 E3, 4.15% 10/6/23, VRDN (c)	10,000,000	10,000,000
RIB Floater Trust Various States Participating VRDN Series 2022 D1, 4.52% 10/2/23 (Liquidity Facility Barclays Bank PLC) (c)(e)(f)	5,000,000	5,000,000

TOTAL MUNICIPAL NOTES (Cost $15,000,000)		15,000,000

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.42% (g)(h) (Cost $13,125,003)	13,122,376	13,124,998

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $502,652,687)	455,821,336
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,067,453)
NET ASSETS - 100.0%	454,753,883

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.42%	-	77,964,998	64,840,000	210,592	-	-	13,124,998	0.6%
Total	-	77,964,998	64,840,000	210,592	-	-	13,124,998

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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